Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities

	2022	2021
Deferred tax assets/(liabilities):
Net operating loss carryforwards	$10,102	$7,301
Research and development credit carryforwards	404	254
Stock-based and other compensation	1,616	802
Lease liability	12	42
Capitalized research and development expenditures	1,306	—
Transaction and financing costs	537	—
Depreciation and amortization	207	—
Accrued liabilities and other reserves	1,376	1,057
Total deferred tax assets	15,560	9,456
Right-of-use and other assets	(10)	(57)
Total deferred tax liabilities	(10)	(57)
Valuation allowance	(15,550)	(9,399)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

	2022	2021
Computed tax benefit at federal statutory rate	21%	21%
Permanent differences	—%	—%
State tax benefit	6%	7%
Stock based compensation	(1)%	(1)%
Foreign tax rate differential	—%	—%
Change in valuation allowance	(24)%	(25)%
Research and development credit	—%	(1)%
Change in fair value of debt	(2)%	(1)%
	—%	—%

Schedule of Unrecognized Tax Benefit

A reconciliation of the beginning and ending unrecognized tax benefit amount is as follows (in thousands):

	December 31,
	2022	2021
Balance at the beginning of the year	$1,077	$965
Additions based on tax positions related to current year	162	106
Adjustments based on tax positions related to prior years	—	6
Balance at end of year	$1,239	$1,077

First Light Acquisition Group Inc [Member]
Schedule of Deferred Tax Assets and Liabilities

	December 31, 2022	December 31, 2021
Capitalized start-up costs	$1,588,741	$413,817
Unrealized gains on marketable securities	(1,385)	(802)
Charitable contributions	—	5,019
Net operating loss carryforward	—	39,344
Total deferred tax assets	1,587,356	457,378
Valuation allowance	(1,587,356)	(457,378)
Deferred tax assets	$—	$—

Schedule of Components of Income Tax Expense

	December 31, 2022	December 31, 2021
Current expense (benefit)
Federal	$266,104	$—
State	80,883	—
Deferred expense (benefit)
Federal	(921,893)	(373,152)
State	(208,085)	(84,226)
Change in Valuation Allowance	1,129,978	457,378
Income tax provision	$346,987	$—

Schedule of Effective Income Tax Rate Reconciliation

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(3.72)%	(2.49)%
Change in fair value of warrant liabilities	(36.42)%	(35.05)%
Change in valuation allowance	29.14%	13.50%
Change in fair value of forward purchase units	(1.06)%	3.04%
Income tax provision	8.95%	0.00%